CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating activities:
Net income	¥ 225,820,409	$ 35,436,151	¥ 168,652,466	¥ 190,084,771
Adjustments to reconcile net income to net cash provided by operating activities
Allowance for doubtful accounts	1,272,454	199,676	505,912	3,060,389
Share-based compensation	47,218,156	7,409,559	39,608,915	19,622,779
Depreciation and amortization	95,473,048	14,981,803	50,239,037	32,428,391
Reduction in the carrying amount of right-of-use assets	10,730,213	1,683,804
Investment income	(21,167,575)	(3,321,654)	(17,697,800)	(6,088,425)
Unrealized foreign exchange loss (gain)	1,882,626	295,425	3,358,752	(706,712)
Deferred income tax expense (benefit)	4,321,601	678,154	(18,150,489)	753,806
Loss on disposal of property, plant and equipment	235,581	36,968	17,160	46,679
Write-down of inventories	3,679,669	577,420	5,809,583	10,491,137
Changes in operating assets and liabilities:
Accounts receivable	(168,520,346)	(26,444,520)	13,402,725	(63,864,244)
Inventories	(131,185,130)	(20,585,810)	30,565,820	(46,739,327)
Prepayments and other current assets	(24,763,588)	(3,885,947)	1,080,721	(3,943,720)
Other non-current assets	1,520,050	238,529	(391,736)	(2,419,398)
Accounts payable and notes payable	286,726,602	44,993,661	136,838,756	9,321,752
Advances from customers	(22,764,635)	(3,572,268)	32,655,527	(13,027,552)
Deferred revenue	18,119,340	2,843,320	(7,944,641)	20,375,602
Other non-current liabilities	(4,374,815)	(686,504)	5,846,549	532,460
Income taxes payable	3,046,431	478,052	11,541,289	3,013,805
Accrued expenses and other current liabilities	15,256,165	2,394,025	9,660,165	25,738,242
Operating lease liabilities, current and non-current	(8,351,554)	(1,310,541)
Net cash provided by operating activities	334,174,702	52,439,303	465,598,711	178,680,435
Investing activities:
Cash paid for purchase of property, plant and equipment	(285,745,233)	(44,839,662)	(111,745,878)	(114,234,236)
Payment of land use rights			(39,749,734)	(24,762,190)
Purchase of intangible assets			(86,358)	(2,017,645)
Purchase of term deposits	(357,162,950)	(56,046,661)	(411,324,241)	(172,397,059)
Cash received from redemption of term deposits	353,295,700	55,439,805	445,826,800	27,583,462
Cash paid for purchase of short-term investments	(6,032,000,000)	(946,552,428)	(2,726,500,000)	(1,808,463,130)
Cash received from sale of short-term investments	6,027,167,575	945,794,115	2,308,347,800	1,626,401,557
Others	(614,066)	(96,360)
Net cash used in investing activities	(295,058,974)	(46,301,191)	(535,231,611)	(467,889,241)
Financing activities:
Payment of issuance cost of Class A ordinary shares in connection with IPO				(3,130,639)
Cash received from exercise of employee stock options	6,246,384	980,194	24,230,446	996,926
Proceeds from short-term bank borrowings	340,000,000	53,353,419	180,000,000	266,280,240
Repayment for short-term bank borrowings	(340,000,000)	(53,353,419)	(217,394,132)	(228,864,111)
Net cash provided by (used in) financing activities	6,246,384	980,194	(13,163,686)	35,282,416
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	(8,490,370)	(1,332,325)	(23,332,213)	7,206,098
Net increase (decrease) in cash, cash equivalents and restricted cash	36,871,742	5,785,981	(106,128,799)	(246,720,292)
Cash, cash equivalents and restricted cash at the beginning of the year	395,473,214	62,058,377	501,602,013	748,322,305
Cash, cash equivalents and restricted cash at the end of the year	432,344,956	67,844,358	395,473,214	501,602,013
Supplemental information
Interest paid	6,346,189	995,856	8,937,637	9,705,406
Income tax paid	39,668,576	6,224,865	27,695,456	4,446,731
Payable for the construction of building	¥ 11,279,464	$ 1,769,994	¥ 6,313,746	¥ 22,982,521